THE TRAVELERS INSURANCE COMPANY
                         -------------------------------
                THE TRAVELERS FUND UL FOR VARIABLE LIFE INSURANCE

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                     --------------------------------------
              THE TRAVELERS FUND UL II FOR VARIABLE LIFE INSURANCE

                            TRAVELERS MARKETLIFE (SM)
                                     INVEST
                             TRAVELERS VARIABLE LIFE
                      TRAVELERS VARIABLE SURVIVORSHIP LIFE
                     TRAVELERS VARIABLE SURVIVORSHIP LIFE II
                       TRAVELERS VARIABLE LIFE ACCUMULATOR
                 TRAVELERS VARIABLE LIFE ACCUMULATOR - SERIES 2
                 TRAVELERS VARIABLE LIFE ACCUMULATOR - SERIES 3

                        Supplement dated January 25, 2006

             To the Prospectuses dated May 2, 2005 (as supplemented)

The Travelers Insurance Company and The Travelers Life and Annuity Company (collectively, the "Company") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment options ("Existing Funds") and to substitute new options ("Replacement Funds") as shown below. Each of the Replacement Funds is a Portfolio of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an investment option under your Policy, such Replacement Fund will be added as an investment option on or before the date of the substitution.

To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Policy Owners. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2006.









L-24601

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

The proposed substitution and respective adviser and/or sub-adviser for all Policies listed above EXCEPT TRAVELERS VARIABLE SURVIVORSHIP LIFE II are:

EXISTING FUND AND CURRENT ADVISER                                     REPLACEMENT FUND AND SUB-ADVISER

------------------------------------------------------------          -----------------------------------------------
TEMPLETON GROWTH SECURITIES FUND                             ->       OPPENHEIMER GLOBAL EQUITY PORTFOLIO
(Class 1 Shares)                                                      (Class A Shares)

Templeton Global Advisers Limited                                     OppenheimerFunds, Inc.
------------------------------------------------------------          -----------------------------------------------

The proposed substitutions and respective advisers and/or sub-advisers for all Policies listed above except Travelers MARKETLIFE AND INVEST are:

EXISTING FUND AND CURRENT ADVISER                                     REPLACEMENT FUND AND SUB-ADVISER

------------------------------------------------------------          -----------------------------------------------
ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO                 ->       T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
(Class B Shares)                                                      (Class B Shares)

Alliance Capital Management, L.P.                                     T. Rowe Price Associates Inc.
------------------------------------------------------------          -----------------------------------------------

------------------------------------------------------------          -----------------------------------------------
MUTUAL SHARES SECURITIES FUND                                ->       LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Class 2 Shares)                                                      (Class B Shares)

Franklin Mutual Advisers, LLC                                         Lord, Abbett & Co. LLC
------------------------------------------------------------          -----------------------------------------------

------------------------------------------------------------          -----------------------------------------------
VAN KAMPEN VIT EMERGING GROWTH PORTFOLIO                     ->       JANUS AGGRESSIVE GROWTH PORTFOLIO
(Class  I Shares)                                                     (Class a Shares)

Van Kampen Asset Management Inc.                                      Janus Capital Management LLC
------------------------------------------------------------          -----------------------------------------------

------------------------------------------------------------          -----------------------------------------------
LAZARD RETIREMENT SMALL CAP PORTFOLIO                        ->       THIRD AVENUE SMALL CAP VALUE PORTFOLIO
(Class B Shares)                                                      (Class B Shares)

Lazard Asset Management, LLC                                          Third Avenue Management LLC
------------------------------------------------------------          -----------------------------------------------

------------------------------------------------------------          -----------------------------------------------
DELAWARE VIP REIT SERIES                                     ->       NEUBERGER BERMAN REAL ESTATE PORTFOLIO
(Standard Class Shares)                                               (Class A Shares)

Delaware Management Company                                           Neuberger Berman Management, Inc.
------------------------------------------------------------          -----------------------------------------------

Please note that:

     o No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

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

     o The elections you have on file for allocating your cash value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     o You may transfer amounts in your Policy among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Policy, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Policy Owners or agents of Policy Owners.

     o If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     o On the effective date of the substitution, your cash value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     o    There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for Met Investors Series Trust and the Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact us at 1-877-942-2654 if you have any questions.

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